Vanguard Global Wellesley Income Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Global Wellesley Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Global Wellesley Income Fund (the “Fund”) seeks to provide long-term growth of income and a high and sustainable level of current income, along with moderate long-term capital appreciation.